Share Based Payment (Details) - Schedule and the Possible Dilutive Effect of the Future Exercise of Options	12 Months Ended
Jun. 30, 2023 $ / shares
Group 1 [Member]
Share Based Payment (Details) - Schedule and the Possible Dilutive Effect of the Future Exercise of Options [Line Items]
Fair value of shares (in Dollars per share)	$ 1
Exercise price	$1.52
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date	9 years 1 month 9 days
Group 2 [Member]
Share Based Payment (Details) - Schedule and the Possible Dilutive Effect of the Future Exercise of Options [Line Items]
Fair value of shares (in Dollars per share)	$ 1
Exercise price	$8.00
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date	7 years 3 months
Group 3 [Member]
Share Based Payment (Details) - Schedule and the Possible Dilutive Effect of the Future Exercise of Options [Line Items]
Fair value of shares (in Dollars per share)	$ 2.97
Exercise price	$4.25
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	4.25%
Plan duration	10 years
Fair value of stock options at measurement date	2 years 14 days